CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	6 Months Ended
Dec. 31, 2021
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 29. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rules 12-04(a), 5-04(c), and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirements and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary and VIEs exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and VIEs shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and VIEs in the form of loans, advances, or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s unaudited condensed consolidated interim financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and the respective profit or loss as “Equity in earnings of subsidiaries and VIEs” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the unaudited condensed consolidated interim financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of June 30, 2021 and December 31, 2021, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the unaudited condensed consolidated interim financial statements, if any.

RECON TECHNOLOGY, LTD

PARENT COMPANY BALANCE SHEETS (UNAUDITED)

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
ASSETS
Cash	¥325,116,815	¥287,893,737	$45,256,221
Due from subsidiaries, VIEs and VIEs’ subsidiaries*	148,497,648	195,310,788	30,702,397
Other current assets	52,136,194	25,824,404	4,059,537
Total Current Assets	525,750,657	509,028,929	80,018,156

Non-current assets
Investment in subsidiaries and VIEs	(55,308,418)	(55,225,497)	(8,681,319)
Investment in unconsolidated entity	27,931,795	—	—

Total assets	¥498,374,034	¥453,803,432	$71,336,837

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities	¥12,643,150	¥5,416,579	$851,474

Warrant liability	190,635,850	42,239,816	6,640,000
LIABILITIES	203,279,000	47,656,395	7,491,474

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.0925 U.S. dollar par value, 150,000,000 shares authorized; 26,868,391 shares and 27,180,718 shares issued and outstanding as of June 30, 2021 and December 31, 2021, respectively	16,340,826	16,524,894	2,597,675
Class B ordinary shares, $0.0925 U.S. dollar par value, 20,000,000 shares authorized; nil shares and 2,500,000 shares issued and outstanding as of June 30, 2021 and December 31, 2021, respectively	—	1,474,543	231,795
Additional paid-in capital	479,490,763	482,163,636	75,794,994
Accumulated deficit	(202,711,391)	(91,353,881)	(14,360,616)
Accumulated other comprehensive income (loss)	1,974,836	(2,662,155)	(418,485)
Total shareholders’ equity	295,095,034	406,147,037	63,845,363

Total liabilities and shareholders’ equity	¥498,374,034	¥453,803,432	$71,336,837

* Due from subsidiaries, VIEs and VIEs’ subsidiaries are eliminated upon consolidation.

RECON TECHNOLOGY, LTD

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (UNAUDITED)

	For the six months ended December 31,
	2020	2021	2021
	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	¥123,918	¥—	$—
Cost of revenues	99,202	—	—

Gross profit	24,716	—	—

General and administrative expenses	6,058,542	36,567,864	5,748,383
Provision for credit losses	—	1,916,515	301,272
Loss from operations	(6,033,826)	(38,484,379)	(6,049,655)

Fair value changes of warrants liability	—	147,168,952	23,134,614
Other income (loss)	(148,421)	2,584,170	406,225

Equity in income (loss) of subsidiaries, vies and vies' subsidiaries	(2,753,404)	88,767	13,954

Net income (loss)	¥(8,935,651)	¥111,357,510	$17,505,140
Foreign currency translation adjustments	(931,366)	(4,631,145)	(728,005)
Foreign currency translation adjustments related to investments in subsidiaries, VIEs and VIEs' subsidiaries	(4,113)	(5,846)	(919)
Comprehensive income (loss) attributable to the company	¥(9,867,017)	¥106,720,519	$16,776,216

RECON TECHNOLOGY, LTD

PARENT COMPANY STATEMENTS OF CASH FLOWS (UNAUDITED)

	For the six months ended December 31,
	2020	2021	2021
	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	¥(8,935,651)	¥111,357,510	$17,505,140
Adjustments to reconcile net cash flows from operating activities:
Changes in warrants liabilities	—	(147,168,952)	(23,134,614)
Provision for doubtful accounts	—	1,916,515	301,272
Restricted shares issued for management and employees	3,403,513	27,375,871	4,303,423
Income from investment in unconsolidated entity	—	(15,411)	(2,423)
Restricted shares issued for services	—	4,631,063	727,992
Interest expenses related to convertible notes	84,607	—	—
Equity in earnings of subsidiaries and VIEs	2,753,404	(88,767)	(13,954)
Other current assets	551,826	(2,448,550)	(384,906)
Other current liabilities	(1,890,271)	(7,226,571)	(1,136,001)

Net cash used in operating activities	(4,032,572)	(11,667,292)	(1,834,071)

Cash flows from investing activities:
Repayments from loans to third parties	—	111,796,100	17,574,085
Payments made for loans to third parties	—	(85,851,987)	(13,495,731)
Proceeds from sale of ordinary shares, net of issuance costs	9,930,015	—	—
Proceeds from issuance of convertible notes	42,364,203	—	—
Due from intercompany, VIEs and VIEs’ subsidiaries	(10,431,998)	(45,913,426)	(7,217,483)

Net cash provided by (used in) investing activities	41,862,220	(19,969,313)	(3,139,129)

Effect of exchange rate fluctuation on cash	(927,258)	(5,586,473)	(878,180)

Net increase (decrease) in cash	36,902,390	(37,223,078)	(5,851,381)

CASH, beginning of period	22,238,980	325,116,815	51,107,601

CASH, end of period	¥59,141,370	¥287,893,737	$45,256,221

Non-cash investing and financing activities
Cancellation of shares issued	¥—	¥27,675,450	$4,350,516